Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net (loss) / income	$ 1,850	$ (314,521)	$ (69,559)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	16,061	33,045	50,224
Amortization of fair value of above market acquired time charters (Note 7)	6,352	6,369	2,366
Amortization of fair value of below market acquired time charters (Note 7)	0	0	(179)
Amortization of deferred finance charges (Note 9)	522	502	329
Loss on debt extinguishment (Note 9)	0	0	307
Gain on time charter agreement termination (Note 8)	0	0	(273)
Vessel's impairment loss (Note 19)	0	303,219	62,020
Loss on sale of vessel (Note 5)	87	3,190	0
Stock-based compensation (Note 14)	1,488	1,546	1,362
Change in fair value of derivatives (Note 19)	(91)	(82)	82
Other non-cash charges	38	67	31
Bad debt expense (Note 17a)	0	0	3,139
Gain from insurance claim	(1,030)	(812)	(260)
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunker derivatives	0	153	(153)
Trade accounts receivable	2,766	(1,207)	(3,249)
Inventories	1,887	254	(2,773)
Accrued income	0	0	397
Prepaid expenses and other receivables	(131)	(8,581)	(957)
Due from related parties	(339)	(147)	0
Due from managers	0	(11)	5
Accounts payable	(1,626)	(237)	5,268
Due to related parties	297	(174)	(167)
Accrued liabilities	350	(719)	2,005
Due to managers	0	(48)	(7)
Deferred revenue	(986)	(2,807)	646
Net cash provided by Operating Activities	27,495	18,999	50,604
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(127,814)	(91)	(96,388)
Cash paid for above market acquired time charters	0	0	(23,065)
Cash proceeds from vessel sale	8,267	7,962	0
Insurance proceeds	4,265	6,983	1,076
Decrease in restricted cash	7,664	10,829	17,750
Increase in restricted cash	(500)	(195)	(21,710)
Net cash (used in) / provided by Investing Activities	(108,118)	25,488	(122,337)
Cash Flows from Financing Activities:
Proceeds from bank loans	0	0	162,775
Loan prepayments and repayments	(33,780)	(42,026)	(101,464)
Financing fees paid	(271)	(91)	(1,488)
Proceeds from issuance of common stock	150,905	0	28,786
Offering expenses paid related to the issuance of common stock	(4,883)	0	(237)
Repurchase of common shares	0	(861)	0
Cash dividend	0	(3,631)	(14,391)
Net cash provided by / (used in) Financing Activities	111,971	(46,609)	73,981
Net increase / (decrease) in cash and cash equivalents	31,348	(2,122)	2,248
Cash and cash equivalents at beginning of year	12,950	15,072	12,824
Cash and cash equivalents at end of year	44,298	12,950	15,072
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	$ 6,156	$ 7,612	$ 3,893